Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current federal	$ 58
Deferred federal	(3,251)
Income tax (expense) benefit	(3,193)
Parent Company [Member]
Income tax (expense) benefit	$ 1,798